Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation [Rollforward]
Prior service cost		$ 611
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2023	$ 1,686
2024	1,705
2025	1,721
2026	1,741
2027	1,738
2028 - 2032	$ 8,824
Assumptions used to determine benefit obligation [Abstract]
Discount rate	5.44%	2.96%	2.65%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	2.96%	2.65%	3.56%
Expected long-term rate of return on assets, net of tax	5.25%	5.25%	6.00%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 30,905	$ 33,504
Service cost	0	0	$ 37
Interest cost	888	856	1,076
Prior service cost		0
Net actuarial (gain) loss	(6,928)	(1,313)
Accumulated benefit obligation at end of year	23,042	$ 30,905	$ 33,504
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2023	112
2024	128
2025	151
2026	176
2027	191
2028 - 2032	$ 1,454
Assumptions used to determine benefit obligation [Abstract]
Discount rate	5.44%	2.96%	2.65%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	2.96%	2.65%	3.56%
Expected long-term rate of return on assets, net of tax	4.00%	4.00%	4.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 7,016	$ 6,609
Service cost	18	75	$ 73
Interest cost	207	190	203
Prior service cost	0	611	0
Benefits paid and actual expenses	(72)	(80)
Net actuarial (gain) loss	(2,276)	(389)
Accumulated benefit obligation at end of year	4,893	7,016	6,609
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	2,700	2,700	$ 2,200
Assets Held-in-trust [Abstract]
Assets held in trust	2,300	2,300
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,300
Accumulated benefit obligation at end of year	$ 2,300	$ 2,300